Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	CALLAWAY GOLF COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 Rutherford Road
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008-7328
City Area Code	760
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CALY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000837465